Equity (Details 2) - $ / shares	1 Months Ended		12 Months Ended
	Aug. 22, 2019	Mar. 28, 2019	Dec. 31, 2019
Equity [Abstract]
Dividend yield (%)	0.00%	0.00%	0.00%
Expected volatility (%)	84.97%	70.12%	96.46%
Risk-free interest rate (%)	1.48%	2.18%	1.59%
Expected life of Warrants (years)	2 years 6 months 29 days	3 years	2 years 2 months 27 days
Warrants fair value ($)	$ 1.01	$ 1.41	$ 0.31